FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Euro Member Countries, Euro | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Gross exposure	£ 112	£ 73
Net investment hedges		(41)
Total structural foreign currency exposures, after net investment hedges	112	32
Euro Member Countries, Euro | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Gross exposure	6	6
Total structural foreign currency exposures, after net investment hedges	£ 6	6
United States of America, Dollars | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Gross exposure		374
Total structural foreign currency exposures, after net investment hedges		374
United States of America, Dollars | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Gross exposure		53
Total structural foreign currency exposures, after net investment hedges		53
Other Non-Sterling [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Gross exposure		32
Total structural foreign currency exposures, after net investment hedges		£ 32